KEY JUDGEMENTS AND ESTIMATES (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2025
KEY JUDGEMENTS AND ESTIMATES
Vesting period, share-based payment arrangements	3 years
Period between grant of award and first vesting occasion	6 months
Vesting interval after first vesting occasion	3 months